Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 17, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchase Price Allocation
Goodwill			$ 2,364,031	$ 2,350,763	$ 2,364,031	$ 2,140,503
Difference
Goodwill				$ 33,716	3,382
NeuMoDx
Purchase Price Allocation
Cash consideration	$ 251,700	$ 251,730	251,730
Fair value of minority interest		52,727	52,727		52,700
Purchase price		304,457	304,457
Cash and cash equivalents		12,291	12,291		12,291
Accounts receivable		5,691	5,691		5,691
Inventories		18,866	20,271		20,271
Prepaid expenses and other current assets		5,943	5,961		5,961
Accounts payable		(11,168)	(12,450)		(12,450)
Accruals and other current liabilities		(18,770)	(69,585)		(69,585)
Other long-term liabilities		(4,101)	(4,101)		(4,101)
Fixed and other long-term assets		6,698	7,076		7,076
Goodwill		149,877	191,343		191,343
Deferred tax asset		0	30,057		30,057
Deferred tax liability on fair value of identifiable intangible assets acquired		(46,440)	(39,267)		(39,267)
Total		304,457	304,457		304,457
Difference
Cash consideration			0
Fair value of minority interest			0
Purchase price			0
Cash and cash equivalents			0
Accounts receivable			0
Inventories			1,405
Prepaid expenses and other current assets			18
Accounts payable			(1,282)
Accruals and other current liabilities			(50,815)
Other long-term liabilities			0
Fixed and other long-term assets			378
Goodwill			41,466
Deferred tax asset			30,057
Deferred tax liability on fair value of identifiable intangible assets acquired			7,173
Total			0
NeuMoDx | Developed technology
Purchase Price Allocation
Intangible assets		119,100	101,000		101,000
Difference
Intangible assets			(18,100)
NeuMoDx | In-process research and development
Purchase Price Allocation
Intangible assets		64,800	55,000		55,000
Difference
Intangible assets			(9,800)
NeuMoDx | Patent and license rights
Purchase Price Allocation
Intangible assets		770	770		770
Difference
Intangible assets			0
NeuMoDx | Customer backlog
Purchase Price Allocation
Intangible assets		$ 900	400		$ 400
Difference
Intangible assets			$ (500)